Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	dei_EntityCentralIndexKey	0001667919
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2024
FT Vest Laddered Deep Buffer ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s Prospectus, the final sentence of the section entitled “Summary Information - Principal Investment Strategies” in the Fund’s prospectus is deleted in its entirety and replaced with the following:

As of December 1, 2023, SPY had significant investments in information technology companies.